Leases - Disclosure of Composition of Right-of-Use Assets (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	€ 16,856	€ 20,938	€ 30,530
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	8,064	9,923
Refund points
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	4,793	6,308
IT contracts
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	915	3,027
Others
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	€ 3,084	€ 1,680